Payroll, staff and employee benefits obligations	12 Months Ended
Dec. 31, 2020
Payroll, staff and employee benefits obligations
Payroll, staff and employee benefits obligations

NOTE 10 Payroll, staff and employee benefits obligations

10.1 Employee benefits obligations

Accounting principles

In accordance with the laws and practices of each country, the Group participates in employee benefit plans offering retirement, death and disability, healthcare and special termination benefits. These plans provide benefits based on various factors such as length of service, salaries, and contributions made to the governmental bodies responsible for the payment of benefits.

These plans can be either defined contribution or defined benefit pension plans and may be entirely or partially funded with investments made in various non-Group instruments such as mutual funds, insurance contracts, and other instruments.

For defined contribution plans, expenses correspond to the contributions paid.

Defined benefit obligations are determined according to the Projected Unit Method. Actuarial gains and losses may arise from differences between actuarial valuation and projected commitments (depending on new calculations or assumptions) and between projected and actual return of plan assets. Such gains and losses are recognized in the statement of comprehensive income, with no possibility to subsequently recycle them to the income statement.

The past service cost is recorded immediately in the statement of income, whether vested or unvested.

The net periodic pension cost is recognized under “Other operating expenses”.

Liabilities for employee benefits obligations consist of the following:

As of December 31,
(M$)	2020	2019	2018
Pension benefits liabilities	3,111	2,651	2,545
Other benefits liabilities	700	742	669
Restructuring reserves (early retirement plans)	106	108	149
TOTAL	3,917	3,501	3,363
Net liabilities relating to assets held for sale	1	–	–

Description of plans and risk management

The Group operates, for the benefit of its current and former employees, both defined benefit plans and defined contribution plans.

The Group recognized a charge of $135 million for defined contribution plans in 2020 ($133 million in 2019 and $130 million in 2018).

The Group’s main defined benefit pension plans are located in France, the United Kingdom, the United States, Belgium and Germany. Their main characteristics, depending on the country-specific regulatory environment, are the following:

-	the benefits are usually based on the final salary and seniority;
-	they are usually funded (pension fund or insurer);
-	they are usually closed to new employees who benefit from defined contribution pension plans;
-	they are paid in annuity or in lump sum.

The pension benefits include also termination indemnities and early retirement benefits. The other benefits are employer contributions to post-employment medical care.

In order to manage the inherent risks, the Group has implemented a dedicated governance framework to ensure the supervision of the different plans. These governance rules provide for:

-	the Group’s representation in key governance bodies or monitoring committees;
-	the principles of the funding policy;
-	the general investment policy, including for most plans:
-	the establishment of a monitoring committee to define and follow the investment strategy and performance,
-	the principles in respect of investment allocation are respected;
-	a procedure to approve the establishment of new plans or the amendment of existing plans;
-	the principles of administration, communication and reporting.

Change in benefit obligations and plan assets

The fair value of the defined benefit obligation and plan assets in the Consolidated Financial Statements is detailed as follows:

As of December 31,	Pension benefits			Other benefits
(M$)	2020	2019	2018	2020	2019	2018
Change in benefit obligation
Benefit obligation at beginning of year	12,285	11,501	12,872	742	669	705
Current service cost	244	214	236	19	13	14
Interest cost	217	295	296	11	17	17
Past service cost	—	4	(1)	—	—	(2)
Settlements	(10)	(20)	(141)	(3)	(9)	—
Plan participants' contributions	10	7	8	—	—	—
Benefits paid	(702)	(667)	(902)	(27)	(26)	(28)
Actuarial losses / (gains)	818	847	(372)	(89)	87	(29)
Foreign currency translation and other	729	104	(495)	47	(9)	(8)
Benefit obligation at year-end	13,591	12,285	11,501	700	742	669
Of which plans entirely or partially funded	12,830	11,584	10,864	—	—	—
Of which plans not funded	761	701	637	700	742	669
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(9,769)	(9,145)	(10,205)	—	—	—
Interest income	(191)	(255)	(261)	—	—	—
Actuarial losses / (gains)	(517)	(745)	424	—	—	—
Settlements	2	11	129	—	—	—
Plan participants’ contributions	(10)	(7)	(8)	—	—	—
Employer contributions	(229)	(172)	(417)	—	—	—
Benefits paid	622	573	778	—	—	—
Foreign currency translation and other	(488)	(29)	415	—	—	—
Fair value of plan assets at year-end	(10,580)	(9,769)	(9,145)	—	—	—
UNFUNDED STATUS	3,011	2,516	2,356	700	742	669
Asset ceiling	36	34	28	—	—	—
NET RECOGNIZED AMOUNT	3,047	2,550	2,384	700	742	669
Pension benefits and other benefits liabilities	3,111	2,651	2,545	700	742	669
Other non-current assets	(65)	(101)	(161)	—	—	—
Net benefit liabilities relating to assets held for sale	1	—	—	—	—	—

As of December 31, 2020, the contribution from the main geographical areas for the net pension liability in the balance sheet is: 69% for the Euro area, 15% for the United Kingdom and 12% for the United States.

The amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income for defined benefit plans are detailed as follows:

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2020	2019	2018	2020	2019	2018
Current service cost	244	214	236	19	13	14
Past service cost	—	4	(1)	—	—	(2)
Settlements	(7)	(10)	(12)	(3)	(9)	—
Net interest cost	25	39	35	11	17	17
Benefit amounts recognized on Profit & Loss	262	247	258	27	21	29
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(12)	(166)	(1)	(3)	(2)	(21)
* Effect of changes in financial assumptions	773	1,071	(354)	(1)	89	(3)
* Effect of experience adjustments	57	(59)	(17)	(85)	—	(5)
* Actual return on plan assets	(517)	(745)	424	—	—	—
- Effect of asset ceiling	—	3	(11)	—	—	—
Benefit amounts recognized on Equity	301	104	41	(89)	87	(29)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	563	351	299	(62)	108	—

Expected future cash outflows

The average duration of accrued benefits is approximately 14 years for defined pension benefits and 17 years for other benefits. The Group expects to pay contributions of $228 million in respect of funded pension plans in 2021.

Estimated future benefits either financed from plan assets or directly paid by the employer are detailed as follows:

Estimated future payments
(M$)	Pension benefits	Other benefits
2021	874	37
2022	502	29
2023	426	28
2024	405	26
2025	392	26
2026-2030	2,243	130

Type of assets

Asset allocation	Pension benefits
As of December 31,	2020	2019	2018
Equity securities	25%	25%	24%
Debt securities	45%	46%	47%
Monetary	2%	1%	1%
Annuity contracts	20%	20%	20%
Real estate	8%	8%	8%

Investments on equity and debt markets are quoted on active markets.

Main actuarial assumptions and sensitivity analysis

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2020	2019	2018	2020	2019	2018
Discount rate (weighted average for all regions)	1.28%	1.84%	2.68%	1.41%	1.71%	2.56%
Of which Euro zone	0.52%	0.73%	1.72%	0.68%	0.94%	1.87%
Of which United States	2.50%	3.25%	4.00%	2.50%	3.25%	4.00%
Of which United Kingdom	1.50%	2.25%	3.00%	-	-	-
Inflation rate (weighted average for all regions)	2.06%	2.20%	2.44%	-	-	-
Of which Euro zone	1.24%	1.21%	1.50%	-	-	-
Of which United States	2.50%	2.50%	2.50%	-	-	-
Of which United Kingdom	3.00%	3.25%	3.50%	-	-	-

The discount rate retained is determined by reference to the high quality rates for AA-rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

Sensitivity to inflation in respect of defined benefit pension plans is not material in the United States.

A 0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2020	(908)	1,001

A 0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2020	613	(568)

10.2 Payroll and staff

op
For the year ended December 31,	2020	2019	2018
Personnel expenses (M$)
Wages and salaries (including social charges)	8,908	8,922	9,099
Group employees at December 31,
France (DROM COM includ.)
● Management	14,016	13,848	13,484
● Other	21,886	22,831	22,929
International
● Management	17,102	16,821	16,856
● Other	52,472	54,276	51,191
TOTAL	105,476	107,776	104,460

The number of employees includes only employees of fully consolidated subsidiaries.

2019 and 2018 data were restated to show number of employees of France including DROM COM (overseas departments, regions and communities).